Net debt - Reconciliation - Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) € / £	Dec. 31, 2022 GBP (£) $ / £	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Net debt
Foreign exchange gain (loss) on debt and derivatives			£ (74)	£ 30
Strengthening (weakening) of currency	0.06	0.14
Cash paid on debt-related foreign exchange forward contracts			4	19
Cash decrease (increase) for borrowings			(2,378)	1,149
Proceeds from new debt			(2,383)	(5)	£ (1,690)
Decrease (increase) in overdraft			(865)	972
Debt repayments			844	167	1,352
Cash outflow from payment of interest on debt			26	15
Amount of cash decrease (increase) for derivatives			(7)	31
Cash outflow (inflow) on settlement of debt-related foreign exchange forward contracts			(26)	19	24
Cash outflow from payment of interest on derivatives			19	12
Cash outflow for leases			114	94
Capital element of lease payments			104	88	85
Interest element of lease payments			10	6	£ 7
Book value	£ 3,574	£ 3,574	3,574	1,256
Bond Debt
Net debt
Book value	2,987	2,987	2,987	1,254
Fair market value	£ 2,826	£ 2,826	£ 2,826	£ 1,272